united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	12/31

Date of reporting period:	06/30/20

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report June 30, 2020

CDGCX	Crawford Dividend Growth Fund Class C

CDGIX	Crawford Dividend Growth Fund Class I

CDOFX	Crawford Small Cap Dividend Fund Class I

CMALX	Crawford Multi-Asset Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Funds or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Funds or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling the Funds’ Shareholder Services at (800) 431-1716. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

For a prospectus and more information, including charges and expenses call (800) 431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Ultimus Fund Distributors, LLC
225 Pictoria Drive,

Suite 450

Cincinnati, OH 45246

Fund Investment Adviser: Crawford Investment Counsel, Inc. 600 Galleria Parkway SE, Suite 1650 Atlanta, Georgia 30339 www.CrawfordInvestmentFunds.com

MANAGEMENT DISCUSSION OF FUND PERFORMANCE – (Unaudited)

At Crawford Investment Counsel, we believe that within an uncertain investment landscape, many market participants continuously underestimate the potential range of investment outcomes. In the first half of 2020, we were reminded that there is much inherent uncertainty in investing. As a result of this, we focus our investment approach on high-quality companies with the belief that quality characteristics enhance visibility and predictability of the portfolio, which improves the likelihood of success and reduces the potential range of investment outcomes.

Dividends are an important part of our investment philosophy and process. Dividends represent a key component of total return over time, and a consistent and growing dividend often demonstrates a company’s ability to generate a sustainable and growing cash flow stream. We believe quality and dividends are inexorably linked and look to a company’s dividend history as an initial indicator of quality.

In our view, the success or failure of any investment is primarily determined by two attributes:

1.

Fundamental growth in intrinsic value of a business: Our focus on high-quality companies increases the likelihood that fundamental progress of the company will be achieved year after year, continually enhancing intrinsic value in the process.

2.	Valuation at time of investment: Our value orientation and price sensitivity reflect the belief that valuation is an important component of both return and risk of any investment.

Investment Process Goals:

●	Identify high-quality companies with a positively skewed risk/reward trade-off.

●	Invest when short-term business or market considerations impair valuation.

●	Allow the company’s fundamental progress, valuation improvement, and dividend stream to contribute to the total investment return over a longer-term time horizon.

The first half of 2020 will long be remembered as one of the more unusual and difficult periods in investment history. While stocks were at all-time highs, the coronavirus pandemic (“pandemic”) began spreading across our country causing an extreme recession and setting off a severe bear market in stocks. This was followed quickly by a sharp recovery. As we enter the second half of the year, the pandemic rages on. It has been a difficult environment, and we live in a time of great uncertainty, perhaps more so than any other time in recent memory. Not only are we dealing with a pandemic that is proving to be a formidable adversary, but as a result of the pandemic, we also find ourselves having just completed what is expected to be the greatest single quarterly contraction in the economy since the Great Depression.

Within the market, growth once again outperformed value, and larger stocks did better than smaller companies during the first half of 2020.

Dividend Growth Fund:

For the six months ended June 30, 2020, the Crawford Dividend Growth Fund (“Dividend Growth Fund”) Class I Shares and Class C Shares produced total returns of -8.62% and -9.03%, respectively. This compares to total returns for the same time period of -16.26% for the Fund’s primary benchmark, the Russell 1000 Value Index and -3.08% for the Fund’s secondary benchmark, the S&P 500 Index. The Dividend Growth Fund’s outperformance relative to the primary benchmark is a reflection of strong contributions from the Financial, Technology and Consumer Discretionary sectors. The lowest contributing sectors in the portfolio compared to the primary benchmark were Communication Services, Materials and Utilities. Given the market environment, higher quality, dividend paying companies and value-oriented stocks did not keep up with the S&P 500 Index.

1

MANAGEMENT DISCUSSION OF FUND PERFORMANCE – (Unaudited) (continued)

The strategy continues to maintain a high-quality orientation, so the Dividend Growth Fund is over weighted in higher quality stocks with more predictable earnings and dividends, stronger balance sheets, and high levels of profitability. The Fund’s continued emphasis on investing in value-oriented, consistent, and predictable businesses enjoyed good relative results despite some environmental factors that were working against the strategy, at least on a relative basis. The Adviser believes the portfolio is well positioned to obtain attractive, long-term, risk-adjusted returns.

Small Cap Dividend Fund:

For the six months ended June 30, 2020, the Crawford Small Cap Dividend Fund (“Small Cap Dividend Fund”) Class I Shares produced a total return of -17.40%. For the same period, this compares to a total return of -12.98% for the Fund’s benchmark, the Russell 2000 Index.

During the first six months of the year, the Small Cap Dividend Fund’s value tilt and quality bias did not help as growth stocks, non-dividend paying small caps, and lower quality companies performed better. In fact, the return disparity between the Russell 2000 Index dividend payers and non-dividend payers was approximately 20% in the first half of 2020. Stock selection was very good compared to the Russell 2000 Index dividend payers, and the underweight to Healthcare stocks was the single biggest detractor to relative performance.

The Adviser believes the Small Cap Dividend Fund’s quality-focused, bottom-up investment process aligns well with the objectives of the Fund, which is positioned to continue to benefit from an information advantage in smaller company stocks and a behavioral bias among investors against more consistent, predictable, dividend-paying companies with smaller market capitalizations.

Multi-Asset Income Fund:

For the six months ended June 30, 2020, the Crawford Multi-Asset Income Fund (“Multi-Asset Income Fund”) produced a total return of -18.21%. For the same time period, this compares to a total return of -24.55% for the Fund’s benchmark, the NASDAQ U.S. Multi-Asset Diversified Income Index.

The Multi-Asset Income Fund’s portfolio management process is oriented toward generating a high level of current income. While on a relative basis the Fund performed well in the first half of 2020, there are many holdings that will require continued recovery in the economy and the return of investor confidence. We are actively positioning the portfolio to both rotate to new holdings that benefit from secular trends, and recover value in overly discounted assets which we feel have sustainable income and dividends.

In order to achieve the desired yield, the Multi-Asset Income Fund accepts and manages four sources of risk. These four risks are 1) Stock market risk, 2) Interest rate risk, 3) Energy price risk, and 4) Credit risk. Allocations to various asset categories will vary over time as changes occur in individual security pricing and based on the overall income opportunity set. The Adviser believes that the income-producing ability of the portfolio is intact and will continue to serve shareholders well going forward.

CONCLUSION. We have affirmed our belief that this period of great uncertainty will yield to a more secure future. We believe the economy will recover and that investment will again be profitable. History supports these assumptions, and investing in quality over the long term has proven to be an effective means of achieving investment objectives. Our longer-term optimism does not ignore the risks we face over the short term. We are not out of this yet. We again acknowledge our inability to predict the future, but by following the investment approach outlined above, we look forward to getting on the other side of this period of uncertainty and to a return of more stable conditions.

2

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns (a) (for the periods ended June 30, 2020)
	Crawford Dividend Growth Fund
	Class I	Class C (b)	Russell 1000® Value Index (c)	S&P 500® Index (c)
Six Months	-8.62%	-9.03%	-16.26%	-3.08%
One Year	-1.02%	-2.05%	-8.84%	7.51%
Five Year	7.64%	6.56%	4.64%	10.73%
Ten Year	9.89%	8.80%	10.41%	13.99%

	Expense Ratios (d)
	Class I	Class C
Gross	0.98%	1.98%
With Applicable Waivers	0.98%	1.98%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Crawford Dividend Growth Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

(a)

The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than one year are not annualized.

(b)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(c)

The Russell 1000® Value Index and the S&P 500® Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)

The expense ratios reflect information from the Fund’s prospectus dated April 29, 2020. In the fiscal year ended December 31, 2019, the Crawford Investment Counsel, Inc. (the “Adviser”) waived less than 0.01% of its management fee. The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.98% through April 30, 2021. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of June 30, 2020 can be found in the financial highlights.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

3

INVESTMENT RESULTS – (Unaudited) (continued)

Average Annual Total Returns (a) (for the periods ended June 30, 2020)
	Crawford Small Cap Dividend Fund Class I	Russell 2000® Index (b)
Six Months	-17.40%	-12.98%
One Year	-12.59%	-6.63%
Five Year	4.62%	4.29%
Since Inception (9/26/12)	8.95%	8.81%

Expense Ratios (c)
Gross	1.17%
With Applicable Waivers	0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Crawford Small Cap Dividend Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

(a)

The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than one year are not annualized.

(b)

The Russell 2000® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios reflect information from the Fund’s prospectus dated April 29, 2020. Crawford Investment Counsel, Inc. (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.99% through April 30, 2021. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of June 30, 2020 can be found in the financial highlights.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

4

INVESTMENT RESULTS – (Unaudited) (continued)

Average Annual Total Returns (a) (for the periods ended June 30, 2020)
	Crawford Multi-Asset Income Fund	NASDAQ US Multi-Asset Diversified Income IndexSM (b)
Six Months	-18.21%	-24.55%
One Year	-13.27%	-20.91%
Since Inception (9/12/17)	-2.30%	-5.06%

Expense Ratios (c)
Gross	1.33%
With Applicable Waivers	1.01%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Crawford Multi-Asset Income Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

(a)

The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for less than one year are not annualized.

(b)

The NASDAQ US Multi-Asset Diversified Income IndexSM is designed to provide exposure to multiple asset segments, each selected to result in a consistent and high yield. The index is comprised of securities classified as U.S. equities, U.S. Real Estate Investment Trusts, U.S. preferred securities, U.S. Master Limited Partnerships, and a high-yield corporate debt Exchange Traded Fund and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios, which include acquired fund fees and expenses of 0.01%, reflect information from the Fund’s prospectus dated April 29, 2020. Crawford Investment Counsel, Inc. (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.00% through April 30, 2021. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios (not including acquired fund fees and expenses) as of June 30, 2020 can be found in the financial highlights.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

5

FUND HOLDINGS – (Unaudited)

(a)	As a percentage of net assets.

The investment objective of the Crawford Dividend Growth Fund is total return. Total return is comprised of both capital appreciation and income. Under normal circumstances, the Crawford Dividend Growth Fund will invest at least 80% of its assets in securities of companies that pay regular dividends.

(a)	As a percentage of net assets.

The investment objective of the Crawford Small Cap Dividend Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. Total return is comprised of both capital appreciation and income.

6

FUND HOLDINGS – (Unaudited) (continued)

(a)	As a percentage of net assets.

The investment objective of the Crawford Multi-Asset Fund is to provide current income.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

7

CRAWFORD DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

COMMON STOCKS — 98.28%	Shares	Fair Value
Communication Services — 2.92%
Omnicom Group, Inc.	25,210	$1,376,466

Consumer Discretionary — 6.94%
Genuine Parts Company	17,570	1,527,887
Home Depot, Inc. (The)	6,960	1,743,550
		3,271,437
Consumer Staples — 11.38%
Coca-Cola Company (The)	24,500	1,094,660
Colgate-Palmolive Company	11,500	842,490
Mondelez International, Inc., Class A	17,500	894,775
Philip Morris International, Inc.	14,750	1,033,385
Procter & Gamble Company (The)	9,700	1,159,829
Walmart, Inc.	2,800	335,384
		5,360,523
Energy — 2.04%
Total S.A. - ADR	25,000	961,500

Financials — 20.48%
American Express Company	13,900	1,323,280
BlackRock, Inc.	2,500	1,360,225
Chubb Ltd.	10,000	1,266,200
M&T Bank Corporation	7,000	727,790
MetLife, Inc.	19,200	701,184
Northern Trust Corporation	12,320	977,469
People’s United Financial, Inc.	50,500	584,285
S&P Global, Inc.	3,750	1,235,550
Willis Towers Watson plc	7,478	1,472,792
		9,648,775
Health Care — 15.45%
AbbVie, Inc.	10,500	1,030,890
AstraZeneca plc - ADR	28,000	1,480,920
Johnson & Johnson	13,140	1,847,878
Medtronic plc	14,000	1,283,800
Merck & Company, Inc.	17,670	1,366,421
Stryker Corporation	1,500	270,285
		7,280,194

See accompanying notes which are an integral part of these financial statements.
8

CRAWFORD DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS – (continued)

June 30, 2020 (Unaudited)

COMMON STOCKS — 98.28% (continued)	Shares	Fair Value
Industrials — 13.65%
3M Company	4,000	$623,960
Honeywell International, Inc.	9,500	1,373,606
Hubbell, Inc.	7,440	932,678
Johnson Controls International plc	30,000	1,024,200
Raytheon Technologies Corporation	10,000	616,200
United Parcel Service, Inc., Class B	13,930	1,548,737
W.W. Grainger, Inc.	1,000	314,160
		6,433,541
Information Technology — 20.40%
Accenture plc, Class A	8,100	1,739,231
International Business Machines Corporation	7,500	905,775
Microsoft Corporation	12,420	2,527,594
Paychex, Inc.	13,750	1,041,563
SAP SE - ADR	7,500	1,050,000
Texas Instruments, Inc.	13,650	1,733,141
Visa, Inc., Class A	3,200	618,144
		9,615,448
Utilities — 5.02%
American Electric Power Company, Inc.	18,000	1,433,520
Dominion Energy, Inc.	11,500	933,570
		2,367,090
Total Common Stocks (Cost $31,181,292)		46,314,974

MONEY MARKET FUNDS — 2.53%
Federated Hermes Treasury Obligations Fund , Institutional Shares, 0.10%(a)	1,192,446	1,192,446

Total Money Market Funds (Cost $1,192,446)		1,192,446
Total Investments — 100.81% (Cost $32,373,738)		47,507,420
Liabilities in Excess of Other Assets — (0.81)%		(380,203)
NET ASSETS — 100.00%		$47,127,217

(a)	Rate disclosed is the seven day effective yield as of June 30, 2020.

ADR	- American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.
9

CRAWFORD SMALL CAP DIVIDEND FUND
SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

COMMON STOCKS — 98.11%	Shares	Fair Value
Consumer Discretionary — 10.25%
Carter’s, Inc.	31,574	$2,548,022
Choice Hotels International, Inc.	24,503	1,933,286
Columbia Sportswear Company	28,200	2,272,356
Core-Mark Holding Company, Inc.	99,144	2,474,139
Cracker Barrel Old Country Store, Inc.	8,905	987,654
Gildan Activewear, Inc.	130,500	2,021,445
Leggett & Platt, Inc.	53,343	1,875,006
Monro, Inc.	69,148	3,798,991
Wolverine World Wide, Inc.	172,800	4,114,368
		22,025,267
Consumer Staples — 6.20%
Casey’s General Stores, Inc.	26,295	3,931,629
Flowers Foods, Inc.	163,461	3,654,988
MGP Ingredients, Inc.	54,199	1,989,374
PriceSmart, Inc.	61,894	3,734,065
		13,310,056
Energy — 1.45%
Cameco Corporation	209,331	2,145,643
Delek US Holdings, Inc.	55,115	959,552
		3,105,195
Financials — 18.20%
Ares Management Corporation, Class A	54,500	2,163,650
BancFirst Corporation	92,760	3,763,273
Bryn Mawr Bank Corporation	98,943	2,736,763
First Hawaiian, Inc.	126,400	2,179,136
First of Long Island Corporation (The)	125,948	2,057,990
Glacier Bancorp, Inc.	57,477	2,028,363
Hanover Insurance Group, Inc. (The)	42,300	4,286,259
Lazard Ltd., Class A	52,739	1,509,918
Mercury General Corporation	50,700	2,066,025
Old Republic International Corporation	259,718	4,236,001
South State Corporation	45,690	2,177,585
Sterling Bancorp	228,820	2,681,770
Trico Bancshares	132,977	4,049,151
Valley National Bancorp	405,456	3,170,666
		39,106,550

See accompanying notes which are an integral part of these financial statements.
10

CRAWFORD SMALL CAP DIVIDEND FUND
SCHEDULE OF INVESTMENTS – (continued)

June 30, 2020 (Unaudited)

COMMON STOCKS — 98.11% (continued)	Shares	Fair Value
Health Care — 11.47%
Atrion Corporation	5,439	$3,464,697
Cantel Medical Corporation	67,443	2,983,004
Computer Programs & Systems, Inc.	132,457	3,018,695
CONMED Corporation	32,500	2,339,675
Luminex Corporation	131,352	4,272,881
Psychemedics Corporation	255,681	1,406,246
Simulations Plus, Inc.	87,560	5,237,839
U.S. Physical Therapy, Inc.	23,713	1,921,227
		24,644,264
Industrials — 20.04%
ESCO Technologies, Inc.	44,434	3,756,006
Franklin Electric Company, Inc.	61,268	3,217,795
Healthcare Services Group, Inc.	142,235	3,479,068
Hubbell, Inc.	17,900	2,243,944
Kaman Corporation	63,693	2,649,629
Landstar System, Inc.	22,518	2,528,997
Moog, Inc., Class A	56,905	3,014,827
MSC Industrial Direct Company, Inc., Class A	49,557	3,608,245
Mueller Water Products, Inc., Series A	421,026	3,970,276
nVent Electric plc	195,906	3,669,319
Standex International Corporation	37,000	2,129,350
Valmont Industries, Inc.	25,141	2,856,520
Watsco, Inc.	12,360	2,196,372
Woodward, Inc.	47,690	3,698,360
		43,018,708
Information Technology — 17.77%
American Software, Inc., Class A	265,640	4,186,486
Avnet, Inc.	122,804	3,424,390
Brooks Automation, Inc.	102,978	4,555,747
Cass Information Systems, Inc.	92,967	3,628,502
Hackett Group, Inc. (The)	319,904	4,331,501
Littelfuse, Inc.	22,135	3,776,895
National Instruments Corporation	106,779	4,133,415
Pegasystems, Inc.	36,599	3,702,721
Power Integrations, Inc.	34,957	4,129,470
TTEC Holdings, Inc.	49,706	2,314,311
		38,183,438
Materials — 2.49%
Compass Minerals International, Inc.	39,958	1,947,953
HB Fuller Company	76,423	3,408,465
		5,356,418

See accompanying notes which are an integral part of these financial statements.
11

CRAWFORD SMALL CAP DIVIDEND FUND
SCHEDULE OF INVESTMENTS – (continued)

June 30, 2020 (Unaudited)

COMMON STOCKS — 98.11% (continued)	Shares	Fair Value
Real Estate — 7.30%
American Campus Communities, Inc.	57,333	$2,004,362
CoreSite Realty Corporation	23,909	2,894,423
Four Corners Property Trust, Inc.	86,600	2,113,040
Independence Realty Trust, Inc.	205,151	2,357,185
Pebblebrook Hotel Trust	70,485	962,825
Physicians Realty Trust	121,592	2,130,292
Piedmont Office Realty Trust, Inc., Class A	124,075	2,060,886
STAG Industrial, Inc.	39,317	1,152,774
		15,675,787
Utilities — 2.94%
Black Hills Corporation	73,852	4,184,454
IDACORP, Inc.	24,500	2,140,565
		6,325,019
Total Common Stocks (Cost $208,729,355)		210,750,702

MONEY MARKET FUNDS — 1.96%
Federated Hermes Treasury Obligations Fund , Institutional Shares, 0.10%(a)	4,216,798	4,216,798

Total Money Market Funds (Cost $4,216,798)		4,216,798
Total Investments — 100.07% (Cost $212,946,153)		214,967,500
Liabilities in Excess of Other Assets — (0.07)%		(142,917)
NET ASSETS — 100.00%		$214,824,583

(a)	Rate disclosed is the seven day effective yield as of June 30, 2020.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.
12

CRAWFORD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

COMMON STOCKS — 46.90%	Shares	Fair Value
Communication Services — 5.94%
AT&T, Inc.	65,470	$1,979,158
BCE, Inc.	47,780	1,995,770
Verizon Communications, Inc.	22,120	1,219,476
		5,194,404
Consumer Staples — 2.55%
Philip Morris International, Inc.	31,850	2,231,411

Energy — 11.13%
Kinder Morgan, Inc.	158,900	2,410,513
ONEOK, Inc.	56,440	1,874,937
Valero Energy Corporation	38,360	2,256,335
Williams Companies, Inc. (The)	167,490	3,185,660
		9,727,445
Financials — 6.86%
AGNC Investment Corporation	164,590	2,123,211
New Residential Investment Corporation	111,480	828,296
People’s United Financial, Inc.	98,720	1,142,190
Valley National Bancorp	242,430	1,895,803
		5,989,500
Health Care — 6.98%
AbbVie, Inc.	26,890	2,640,060
GlaxoSmithKline plc - ADR	30,860	1,258,779
Pfizer, Inc.	67,250	2,199,076
		6,097,915
Industrials — 1.78%
United Parcel Service, Inc., Class B	14,000	1,556,520

Information Technology — 1.96%
International Business Machines Corporation	14,160	1,710,103

Real Estate — 5.84%
Brandywine Realty Trust	83,800	912,582
Physicians Realty Trust	123,840	2,169,677
STAG Industrial, Inc.	69,010	2,023,373
		5,105,632
Utilities — 3.86%
Dominion Energy, Inc.	32,450	2,634,291
Duke Energy Corporation	9,240	738,184
		3,372,475
Total Common Stocks (Cost $45,697,485)		40,985,405

See accompanying notes which are an integral part of these financial statements.
13

CRAWFORD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS – (continued)

June 30, 2020 (Unaudited)

PREFERRED STOCKS — 34.51%	Principal Amount/ Shares	Fair Value
Energy — 1.28%
Energy Transfer Operating, LP, Series D, 7.63%	57,530	$1,119,534

Financials — 17.40%
Allstate Corporation, Series G, 5.63%	64,550	1,695,729
Annaly Capital Management, Inc., Series F, 6.95%	70,700	1,476,216
Bank of America Corporation, Series KK, 5.38%	51,050	1,311,985
Charles Schwab Corporation (The), Series D, 5.95%	51,250	1,326,350
Invesco Mortgage Capital, Inc., Series A, 7.75%	14,700	320,754
Invesco Mortgage Capital, Inc., Series C, 7.50%	60,130	1,209,816
State Street Corporation, Series G, 5.35%	78,180	2,048,315
Two Harbors Investment Corporation, Series B, 7.63%	67,770	1,422,492
Wells Fargo & Company, Series L, 7.50%	1,850	2,399,450
WR Berkley Corporation, 5.63%	80,000	1,990,399
		15,201,506
Real Estate — 8.48%
Digital Realty Trust, Inc., Series L, 5.20%	96,310	2,424,123
Hersha Hospitality Trust, Series D, 6.50%	66,910	759,429
Monmouth Real Estate Investment Corporation, Series C, 6.13%	79,840	1,952,088
Vornado Realty Trust, Series M, 5.25%	104,150	2,272,553
		7,408,193
Utilities — 7.35%
DTE Energy Company, Series B, 5.38%	87,650	2,204,397
Nisource, Inc., Series B, 6.50%	63,250	1,632,483
Sempra Energy, 5.75%	33,400	854,038
Spire, Inc., Series A, 5.90%	66,580	1,729,083
		6,420,001
Total Preferred Stocks (Cost $32,175,459)		30,149,234

CORPORATE BONDS — 16.84%
Energy — 3.18%
Transcanada Trust, 5.63%, 5/20/2075 (3MO LIBOR + 352.80bps)(a)	$2,830,000	2,776,289

Financials — 2.90%
American Express Company, 3.82%, 5/15/2166 (3MO LIBOR + 342.80bps)(a)	2,975,000	2,531,904

See accompanying notes which are an integral part of these financial statements.
14

CRAWFORD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS – (continued)

June 30, 2020 (Unaudited)

CORPORATE BONDS — 16.84% (continued)	Principal Amount/ Shares	Fair Value
Utilities — 10.76%
Centerpoint Energy, Inc. , Series A, 6.13%, Perpetual (3MO LIBOR + 327bps)(a)	$1,920,000	$1,863,451
Southern Company (The) , Series B, 5.50%, 3/15/2057 (3MO LIBOR + 363bps)(a)	2,975,000	3,017,683
PPL Capital Funding, Inc. , Series A, 4.04%,3/30/2067 (3MO LIBOR + 266.50bps)(a)	2,860,000	2,152,065
WEC Energy Group, Inc., 2.51%, 5/15/2067 (3MO LIBOR +211.25bps)(a)	2,990,000	2,368,128
		9,401,327
Total Corporate Bonds (Cost $15,690,369)		14,709,520

MONEY MARKET FUNDS — 1.55%
Federated Hermes Treasury Obligations Fund , Institutional Shares, 0.10%(b)	1,354,051	1,354,051

Total Money Market Funds (Cost $1,354,051)		1,354,051
Total Investments — 99.80% (Cost $94,917,364)		87,198,210
Other Assets in Excess of Liabilities — 0.20%		175,188
NET ASSETS — 100.00%		$87,373,398

(a)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2020. The benchmark on which the rate is calculated is shown parenthetically.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2020.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.
15

CRAWFORD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

	Crawford Dividend Growth Fund	Crawford Small Cap Dividend Fund	Crawford Multi-Asset Income Fund
Assets
Investments in securities at value (cost $32,373,738, $212,946,153 and $94,917,364)	$47,507,420	$214,967,500	$87,198,210
Receivable for fund shares sold	147,593	491,193	301,853
Receivable for investments sold	352,141	1,052,245	1,284,151
Dividends and interest receivable	120,221	245,955	366,906
Prepaid expenses	22,155	22,839	7,848
Total Assets	48,149,530	216,779,732	89,158,968

Liabilities
Payable for fund shares redeemed	39,376	63,635	41,371
Payable for distributions to shareholders	214,346	566,455	385,689
Payable for investments purchased	717,398	1,135,575	1,279,283
Payable to Adviser	19,393	144,325	53,860
12b-1 fees accrued - Class C	7,504	—	—
Payable to Administrator	8,596	20,747	8,082
Payable to trustees	4,731	4,731	4,731
Other accrued expenses	10,969	19,681	12,554
Total Liabilities	1,022,313	1,955,149	1,785,570
Net Assets	$47,127,217	$214,824,583	$87,373,398

Net Assets consist of:
Paid-in capital	30,073,890	219,036,321	103,974,243
Accumulated earnings (deficits)	17,053,327	(4,211,738)	(16,600,845)
Net Assets	$47,127,217	$214,824,583	$87,373,398

See accompanying notes which are an integral part of these financial statements.
16

CRAWFORD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES – (continued)

June 30, 2020 (Unaudited)

	Crawford Dividend Growth Fund	Crawford Small Cap Dividend Fund	Crawford Multi-Asset Income Fund
Class I
Net Assets	$44,086,364	$214,824,583
Shares outstanding (unlimited number of shares authorized, no par value)	3,922,815	6,245,358
Net asset value (“NAV”) and offering price per share	$11.24	$34.40

Class C
Net Assets	$3,040,853
Shares outstanding (unlimited number of shares authorized, no par value)	272,758
Net asset value (“NAV”) and offering price per share	$11.15

Net Assets			$87,373,398
Shares outstanding (unlimited number of shares authorized, no par value)			4,235,238
Net asset value (“NAV”) and offering price per share			$20.63

See accompanying notes which are an integral part of these financial statements.
17

CRAWFORD FUNDS
STATEMENTS OF OPERATIONS

For the six months ended June 30, 2020 (Unaudited)

	Crawford Dividend Growth Fund	Crawford Small Cap Dividend Fund	Crawford Multi-Asset Income Fund
Investment Income
Dividend income	$741,125	$2,820,899	$2,105,031
Interest income	—	—	321,157
Foreign dividend taxes withheld	(24,269)	(1,064)	(14,309)
Total investment income	716,856	2,819,835	2,411,879

Expenses
Adviser	116,596	1,046,234	441,418
Fund accounting	20,016	27,851	19,042
12b-1 fees- Class C	16,901	2,241 (a)	—
Administration	14,790	65,336	27,343
Registration	14,506	15,823	7,324
Transfer agent	13,259	13,293	8,869
Legal	9,114	9,113	9,113
Audit and tax preparation	9,048	9,048	9,540
Trustee	7,416	7,416	7,416
Compliance services	5,900	5,900	5,900
Custodian	2,949	14,751	5,218
Report printing	1,898	8,111	1,767
Insurance	1,642	2,811	1,908
Pricing	670	1,567	1,577
Miscellaneous	9,178	15,240	10,921
Total expenses	243,883	1,244,735	557,356
Recoupment of prior expenses waived by Adviser	1,740	—	—
Fees contractually waived by Adviser	—	(197,578)	(115,974)
Net operating expenses	245,623	1,047,157	441,382
Net investment income	471,233	1,772,678	1,970,497

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	2,068,009	(8,260,883)	(9,072,830)
Net change in unrealized depreciation of investment securities and translation of assets and liabilities in foreign currency	(7,141,402)	(36,265,273)	(10,751,730)
Net realized and change in unrealized loss on investments and foreign currency	(5,073,393)	(44,526,156)	(19,824,560)
Net decrease in net assets resulting from operations	$(4,602,160)	$(42,753,478)	$(17,854,063)

(a)	The Small Cap Dividend Fund Class C shares ceased operations on February 26, 2020

See accompanying notes which are an integral part of these financial statements.
18

CRAWFORD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Crawford Dividend Growth Fund
	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$471,233	$745,303
Net realized gain (loss) on investment securities transactions	2,068,009	(54,349)
Net change in unrealized appreciation (depreciation) of investment securities	(7,141,402)	11,026,433
Net increase (decrease) in net assets resulting from operations	(4,602,160)	11,717,387

Distributions to Shareholders from Earnings
Class I	(460,381)	(722,448)
Class C	(17,696)	(27,304)
Total distributions	(478,077)	(749,752)

Capital Transactions - Class I
Proceeds from shares sold	2,602,969	4,812,076
Reinvestment of distributions	311,778	480,490
Amount paid for shares redeemed	(1,885,282)	(5,150,031)
Total Class I	1,029,465	142,535

Capital Transactions - Class C
Proceeds from shares sold	5,300	14,996
Reinvestment of distributions	17,696	26,403
Amount paid for shares redeemed	(726,353)	(923,744)
Total Class C	(703,357)	(882,345)
Net increase (decrease) in net assets resulting from capital transactions	326,108	(739,810)

Total Increase (Decrease) in Net Assets	(4,754,129)	10,227,825

Net Assets
Beginning of period	51,881,346	41,653,521
End of period	$47,127,217	$51,881,346

See accompanying notes which are an integral part of these financial statements.
19

CRAWFORD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Growth Fund
	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Share Transactions - Class I
Shares sold	231,025	425,473
Shares issued in reinvestment of distributions	29,940	41,293
Shares redeemed	(174,833)	(451,870)
Total Class I	86,132	14,896

Share Transactions - Class C
Shares sold	565	1,280
Shares issued in reinvestment of distributions	1,727	2,312
Shares redeemed	(67,515)	(82,690)
Total Class C	(65,223)	(79,098)
Net increase (decrease) in shares outstanding	20,909	(64,202)

See accompanying notes which are an integral part of these financial statements.
20

CRAWFORD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Small Cap Dividend Fund
	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,772,678	$3,014,162
Net realized gain (loss) on investment securities transactions	(8,260,883)	10,241,847
Net change in unrealized appreciation (depreciation) of investment securities	(36,265,273)	28,111,891
Net increase (decrease) in net assets resulting from operations	(42,753,478)	41,367,900

Distributions to Shareholders from Earnings
Class I	(1,524,079)	(12,293,966)
Class C	—	(59,857)
Total distributions	(1,524,079)	(12,353,823)

Capital Transactions - Class I
Proceeds from shares sold	28,634,746	53,898,478
Reinvestment of distributions	1,239,599	8,925,353
Amount paid for shares redeemed	(20,751,038)	(20,311,907)
Total Class I	9,123,307	42,511,924

Capital Transactions - Class C(a)
Proceeds from shares sold	—	1,076,850
Reinvestment of distributions	—	51,457
Amount paid for shares redeemed	(1,342,811)	(19,010)
Total Class C	(1,342,811)	1,109,297
Net increase in net assets resulting from capital transactions	7,780,496	43,621,221

Total Increase (Decrease) in Net Assets	(36,497,061)	72,635,298

Net Assets
Beginning of period	251,321,644	178,686,346
End of period	$214,824,583	$251,321,644

See accompanying notes which are an integral part of these financial statements.
21

CRAWFORD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Small Cap Dividend Fund
	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Share Transactions - Class I
Shares sold	859,491	1,327,338
Shares issued in reinvestment of distributions	39,773	213,333
Shares redeemed	(605,612)	(492,200)
Total Class I	293,652	1,048,471

Share Transactions - Class C(a)
Shares sold	—	26,631
Shares issued in reinvestment of distributions	—	1,236
Shares redeemed	(34,893)	(439)
Total Class C	(34,893)	27,428
Net increase in shares outstanding	258,759	1,075,899

(a)	The Small Cap Dividend Fund Class C shares ceased operations on February 26, 2020

See accompanying notes which are an integral part of these financial statements.
22

CRAWFORD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Multi-Asset Income Fund
	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,970,497	$2,718,445
Net realized gain (loss) on investment securities transactions	(9,072,830)	923,959
Net change in unrealized appreciation (depreciation) of investment securities	(10,751,730)	8,376,632
Net increase (decrease) in net assets resulting from operations	(17,854,063)	12,019,036

Distributions to Shareholders from Earnings
Class	(1,751,101)	(3,941,144)
Return of capital	—	(26,156)
Total distributions	(1,751,101)	(3,967,300)

Capital Transactions
Proceeds from shares sold	19,907,140	34,727,519
Reinvestment of distributions	1,384,545	1,598,769
Amount paid for shares redeemed	(7,639,122)	(1,975,221)
Net increase in net assets resulting from capital transactions	13,652,563	34,351,067

Total Increase (Decrease) in Net Assets	(5,952,601)	42,402,803

Net Assets
Beginning of period	93,325,999	50,923,196
End of period	$87,373,398	$93,325,999

Share Transactions
Shares sold	859,042	1,382,840
Shares issued in reinvestment of distributions	66,124	63,066
Shares redeemed	(315,443)	(79,289)
Net increase in shares outstanding	609,723	1,366,617

See accompanying notes which are an integral part of these financial statements.
23

CRAWFORD DIVIDEND GROWTH FUND – CLASS I
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Selected Per Share Data:
Net asset value, beginning of period	$12.44		$9.83	$10.63	$9.99	$9.84	$12.68
Investment operations:
Net investment income	0.12		0.19	0.18	0.16	0.16	0.27
Net realized and unrealized gain (loss)	(1.20)		2.61	(0.59)	1.24	1.39	(1.15)
Total from investment operations	(1.08)		2.80	(0.41)	1.40	1.55	(0.88)

Less distributions to shareholders from:
Net investment income	(0.12)		(0.19)	(0.18)	(0.17)	(0.16)	(0.26)
Net realized gains	—		—	(0.21)	(0.59)	(1.24)	(1.70)
Total distributions	(0.12)		(0.19)	(0.39)	(0.76)	(1.40)	(1.96)
Net asset value, end of period	$11.24		$12.44	$9.83	$10.63	$9.99	$9.84

Total Return(a)	(8.62	)%(b)	28.61%	(3.97)%	14.08%	15.76%	(6.86)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$44,086		$47,713	$37,585	$33,272	$29,829	$30,839
Ratio of net expenses to average net assets	0.98	%(c)	0.98%	0.98%	0.98%	0.98%	0.92%
Ratio of expenses to average net assets before waiver or recoupment	0.98	%(c)	0.98%	1.03%	1.07%	1.19%	0.92%
Ratio of net investment income to average net assets	2.10	%(c)	1.64%	1.70%	1.57%	1.51%	1.97%
Portfolio turnover rate	30	%(b)	7%	14%	21%	13%	24%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.
24

CRAWFORD DIVIDEND GROWTH FUND – CLASS C
FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Selected Per Share Data:
Net asset value, beginning of period	$12.33		$9.76	$10.54	$9.91	$9.77	$12.60
Investment operations:
Net investment income	0.06		0.07	0.08	0.06	0.06	0.12
Net realized and unrealized gain (loss)	(1.18)		2.57	(0.59)	1.22	1.37	(1.10)
Total from investment operations	(1.12)		2.64	(0.51)	1.28	1.43	(0.98)

Less distributions to shareholders from:
Net investment income	(0.06)		(0.07)	(0.06)	(0.06)	(0.05)	(0.15)
Net realized gains	—		—	(0.21)	(0.59)	(1.24)	(1.70)
Total distributions	(0.06)		(0.07)	(0.27)	(0.65)	(1.29)	(1.85)
Net asset value, end of period	$11.15		$12.33	$9.76	$10.54	$9.91	$9.77

Total Return(a)	(9.03	)%(b)	27.16%	(4.84)%	12.95%	14.61%	(7.75)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,041		$4,168	$4,069	$5,385	$5,503	$6,514
Ratio of net expenses to average net assets	1.98	%(c)	1.98%	1.98%	1.98%	1.98%	1.92%
Ratio of expenses to average net assets before waiver or recoupment	1.98	%(c)	1.98%	2.03%	2.07%	2.19%	1.92%
Ratio of net investment income to average net assets	1.07	%(c)	0.64%	0.68%	0.56%	0.51%	0.98%
Portfolio turnover rate	30	%(b)	7%	14%	21%	13%	24%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.
25

Crawford Small Cap Dividend Fund – Class I
FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Selected Per Share Data:
Net asset value, beginning of period	$41.98		$36.39	$42.42	$39.32	$31.51	$34.65
Investment operations:
Net investment income	0.29		0.55	0.47	0.40	0.52	0.54
Net realized and unrealized gain (loss)	(7.62)		7.20	(3.70)	5.06	7.90	(1.33)
Total from investment operations	(7.33)		7.75	(3.23)	5.46	8.42	(0.79)

Less distributions to shareholders from:
Net investment income	(0.25)		(0.58)	(0.45)	(0.43)	(0.51)	(0.45)
Net realized gains	—		(1.58)	(2.35)	(1.93)	(0.10)	(1.90)
Total distributions	(0.25)		(2.16)	(2.80)	(2.36)	(0.61)	(2.35)
Net asset value, end of period	$34.40		$41.98	$36.39	$42.42	$39.32	$31.51

Total Return(a)	(17.40	)%(b)	21.38%	(7.64)%	13.94%	26.95%	(2.30)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$214,825		$249,865	$178,416	$181,709	$141,098	$89,074
Ratio of net expenses to average net assets	0.99	%(c)	1.03%	1.05%	1.05%	1.05%	1.03%
Ratio of expenses to average net assets before waiver or recoupment	1.18	%(c)	1.18%	1.20%	1.23%	1.33%	1.35%
Ratio of net investment income to average net assets	1.68	%(c)	1.36%	1.11%	1.00%	1.61%	1.65%
Portfolio turnover rate	21	%(b)	28%	33%	36%	31%	37%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.
26

CRAWFORD MULTI-ASSET INCOME FUND
FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017(a)
Selected Per Share Data:
Net asset value, beginning of period	$25.74		$22.54	$24.79	$25.00
Investment operations:
Net investment income	0.48		0.94	1.05	0.24
Net realized and unrealized gain (loss)	(5.16)		3.56	(2.20)	(0.21)
Total from investment operations	(4.68)		4.50	(1.15)	0.03

Less distributions to shareholders from:
Net investment income	(0.43)		(1.00)	(1.04)	(0.23)
Net realized gains	—		(0.29)	(0.06)	—
Return of capital	—		(0.01)	—	(0.01)
Total distributions	(0.43)		(1.30)	(1.10)	(0.24)
Net asset value, end of period	$20.63		$25.74	$22.54	$24.79

Total Return(b)	(18.21	)%(c)	20.25%	(4.86)%	0.14	%(c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$87,373		$93,326	$50,923	$30,488
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.00%	1.00	%(d)
Ratio of expenses to average net assets before waiver or recoupment	1.26	%(d)	1.32%	1.39%	2.46	%(d)
Ratio of net investment income to average net assets	4.47	%(d)	3.89%	4.51%	4.54	%(d)
Portfolio turnover rate	16	%(c)	20%	28%	5	%(c)

(a)	For the period September 12, 2017(commencement of operations) to December 31, 2017.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.
27

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS

June 30, 2020 (Unaudited)

NOTE 1. ORGANIZATION

Crawford Dividend Growth Fund (“Dividend Growth Fund”), Crawford Small Cap Dividend Fund (the “Small Cap Dividend Fund”, formerly Crawford Dividend Opportunity Fund) and Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Unified Series Trust (the “Trust”). The Dividend Growth Fund, Small Cap Dividend Fund, and Multi-Asset Income Fund were organized on December 7, 2003, June 21, 2012, and August 7, 2017, respectively. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Crawford Investment Counsel, Inc. (the “Adviser”). The investment objective of the Dividend Growth Fund is to provide total return. Total return is comprised of both capital appreciation and income. The investment objective of the Small Cap Dividend Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. Total return is comprised of both capital appreciation and income. The investment objective of the Multi-Asset Income Fund is to provide current income.

The Dividend Growth Fund currently offers two classes of shares: Class C and Class I. Dividend Growth Fund Class I shares were first offered to the public on January 5, 2004, and Dividend Growth Fund Class C shares were first offered to the public on January 27, 2004. Small Cap Dividend Fund Class I shares were first offered to the public on September 26, 2012, and Small Cap Dividend Fund Class C shares were first offered to the public on April 29, 2015; closed for sale on December 3, 2019 and ceased operation on February 26, 2020. Shares of the Multi-Asset Income Fund were first offered to the public on September 12, 2017. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Funds and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are

28

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended June 30, 2020, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Dividend Growth Fund and Small Cap Dividend Fund each typically distribute substantially all of its net investment income quarterly and net realized capital gains, if any, at least annually. Multi-Asset Income Fund typically distributes net investment income monthly and any realized net capital gains annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal

29

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

Contingent Deferred Sales Charges – With respect to the Class C Shares of Dividend Growth Fund there is no initial sales charge on purchases. However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current NAV, will be imposed on such purchases if the shares are redeemed within 12 months of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the applicable Funds will first redeem shares not subject to any charge.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official

30

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2020 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

31

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2020 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Common Stocks(a)	$46,314,974	$—	$—	$46,314,974
Money Market Funds	1,192,446	—	—	1,192,446
Total	$47,507,420	$—	$—	$47,507,420

Small Cap Dividend Fund
Common Stocks(a)	$210,750,702	$—	$—	$210,750,702
Money Market Funds	4,216,798	—	—	4,216,798
Total	$214,967,500	$—	$—	$214,967,500

Multi-Asset Income Fund
Common Stocks(a)	$40,985,405	$—	$—	$40,985,405
Preferred Stocks(a)	30,149,234	—	—	30,149,234
Corporate Bonds(a)	—	14,709,520	—	14,709,520
Money Market Funds	1,354,051	—	—	1,354,051
Total	$72,488,690	$14,709,520	$—	$87,198,210

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a fee based on each Fund’s average daily net assets as follows:

	Dividend Growth Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Management fee rate	0.50%	0.99%	1.00%
Management fees earned	$116,596	$1,046,234	$441,418
Fees recouped (waived)	$1,740	$(197,578)	$(115,974)

The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service

32

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2020 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.98% of the Fund’s average daily net assets with respect to the Dividend Growth Fund, 0.99% of the Fund’s average daily net assets with respect to the Small Cap Dividend Fund and 1.00% with respect to the Multi-Asset Income Fund. The contractual arrangement for the Funds is in place through April 30, 2021.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

Recoverable through	Dividend Growth Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
December 31, 2020	$17,592	$142,480	$67,535
December 31, 2021	22,777	287,119	174,322
December 31, 2022	1,841	332,606	224,679
June 30, 2023	—	197,578	115,974

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Funds with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended June 30, 2020, fees for administration, transfer agent, fund accounting and compliance services, and the amounts due to the Administrator at June 30, 2020 were as follows:

	Dividend Growth Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Administration	$14,790	$65,336	$27,343
Fund accounting	20,016	27,851	19,042
Transfer agent	13,259	13,293	8,869
Compliance services	5,900	5,900	5,900
Payable to Administrator	8,596	20,747	8,082

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. All of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Trustee of the Trust receives annual compensation of $2,290 per fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,740 per fund from the Trust. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Funds’ shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

33

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2020 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust, with respect to the Dividend Growth Fund and Small Cap Dividend Fund, has adopted a Class C Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund pays a fee to the Distributor, the Adviser or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) attributable to that Fund in connection with the promotion and distribution of the Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Funds under the Plan. For the six months ended June 30, 2020, the Class C shares incurred 12b-1 Expenses as follows:

	Dividend Growth Fund	Small Cap Dividend Fund*
12b-1 fees	$16,901	$2,241
12b-1 fees accrued	7,504	—

* The Small Cap Dividend Fund Class C shares ceased operations on February 26, 2020.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2020, purchases and sales of investment securities, other than short-term investments were as follows:

	Dividend Growth Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Purchases	$14,515,545	$54,371,770	$29,079,190
Sales	13,926,098	45,429,107	14,152,203

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2020.

NOTE 6. FEDERAL TAX INFORMATION

At June 30, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	Dividend Growth Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Gross unrealized appreciation	$15,682,982	$25,889,622	$2,817,040
Gross unrealized depreciation	(573,024)	(24,317,264)	(10,564,485)
Net unrealized appreciation (depreciation) on investments	15,109,958	1,572,358	(7,747,445)
Tax cost of investments	32,397,462	213,395,142	94,945,655

34

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2020 (Unaudited)

The tax character of distributions paid for the fiscal year ended December 31, 2019, the Funds’ most recent fiscal year end, was as follows:

	Dividend Growth Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Distributions paid from:
Ordinary income (a)	$749,752	$3,117,756	$3,611,371
Long-term capital gains	—	9,236,067	329,413
Return of capital	—	—	26,516
Total distributions paid	$749,752	$12,353,823	$3,967,300

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2019, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Dividend Growth Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Undistributed ordinary income	$11,179	$—	$—
Undistributed long-term capital gains	—	2,442,408	—
Accumulated capital and other losses	(128,975)	—	—
Unrealized appreciation on investments	22,251,360	37,623,411	3,004,319
Total accumulated earnings	$22,133,564	$40,065,819	$3,004,319

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

As of December 31, 2019, Dividend Growth Fund had short term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $128,975.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2020, the Multi-Asset Income Fund had 27.16% of its’ net asset value invested in stocks within the Financials sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

35

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2020 (Unaudited)

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

36

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

37

SUMMARY OF FUND EXPENSES – (Unaudited) (continued)

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period(a)	Annualized Expense Ratio
Crawford Dividend Growth Fund – Class I
Actual	$1,000.00	$ 913.80	$ 4.66	0.98%
Hypothetical (b)	$1,000.00	$ 1,019.99	$ 4.92	0.98%
Crawford Dividend Growth Fund – Class C
Actual	$1,000.00	$ 909.70	$ 9.40	1.98%
Hypothetical (b)	$1,000.00	$ 1,015.02	$ 9.92	1.98%
Crawford Small Cap Dividend Fund – Class I
Actual	$1,000.00	$ 826.00	$ 4.49	0.99%
Hypothetical (b)	$1,000.00	$ 1,019.94	$ 4.97	0.99%
Crawford Multi-Asset Income Fund
Actual	$1,000.00	$ 817.90	$ 4.53	1.00%
Hypothetical (b)	$1,000.00	$ 1,019.89	$ 5.03	1.00%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

38

PRIVACY POLICY – (Unaudited)

Rev. January 2020

FACTS	WHAT DO THE CRAWFORD FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances and account transactions

● transaction or loss history and purchase history

● checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Crawford Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Crawford Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 431-1716

39

PRIVACY POLICY – (Unaudited) (continued)

Who we are
Who is providing this notice?	Crawford Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Crawford Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Crawford Funds collect my personal information?

We collect your personal information, for example, when you

● open an account or deposit money

● buy securities from us or sell securities to us

● make deposits or withdrawals from your account or provide account information

● give us your account information

● make a wire transfer

● tell us who receives the money

● tell us where to send the money

● show your government-issued ID

● show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes—information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Crawford Investment Counsel, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● The Crawford Funds do not share your personal information with nonaffiliates so they can market to you

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Crawford Funds don’t jointly market.

40

This page intentionally left blank.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 431-1716 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,

Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Crawford Investment Counsel, Inc.

600 Galleria Parkway SE

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND

FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Selective Opportunity Fund
Foundation Class (SLCTX)
Service Class (SLCSX)

Selective Premium Income Fund
(SLCPX)

Semi-Annual Report
June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Funds or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Funds or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling the Funds’ Adviser at (434) 515-1517 for the Selective Opportunity Fund or shareholder services at (800) 985-3497 for the Selective Premium Income Fund. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Selective Wealth Management, Inc.
828 Main Street, Suite 1101
Lynchburg, VA 24504
www.selectivewealthmanagement.com

Investment Results (Unaudited)

Average Annual Total Returns(a)

(for the periods ended June 30, 2020)

	Six Months	One Year	Since Inception
Selective Opportunity Fund
Foundation Class	-8.59%	4.08%	12.40%
Service Class	-8.67%	4.00%	12.30%
S&P 500® Index (b)	-3.08%	7.51%	11.66%

Expense Ratios(c)
Foundation Class	0.93%
Service Class	1.03%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Selective Opportunity Fund (“Opportunity Fund”) distributions or the redemption of Opportunity Fund shares. Current performance of the Opportunity Fund may be lower or higher than the performance quoted. For more information on the Opportunity Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call (434) 515-1517.

(a)

Return figures reflect any change in price per share and assume the reinvestment of all capital gains and dividend distributions. The Foundation Class commenced operations on January 31, 2017. The Service Class commenced operations on March 16, 2018. Prior to March 16, 2018, performance of the Service Class is based on the performance of the Foundation Class and has been adjusted to reflect differences in expenses between classes. Total returns for periods less than one year are not annualized.

(b)

The S&P 500® Index (“S&P 500”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Opportunity Fund’s portfolio. Individuals cannot invest directly in the S&P 500; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios, which include acquired fund fees and expenses of 0.01% for each class, are from the Opportunity Fund’s prospectus dated April 29, 2020. The Opportunity Fund’s expense ratios (which did not include acquired fund fees and expenses) were 1.12% for the Foundation Class and 1.20% for the Service Class for the six months ended June 30, 2020.

You should consider the Opportunity Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Opportunity Fund’s prospectus contains important information about the Opportunity Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Opportunity Fund’s prospectus or performance data current to the most recent month by calling (434) 515-1517.

The Opportunity Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Total Returns(a)

(for the period ended June 30, 2020)

Since Inception (3/31/20)
Selective Premium Income Fund	-0.10%
Bloomberg Barclays U.S. Aggregate Bond Index (b)	2.90%

Expense Ratio(c)
Selective Premium Income Fund	1.60%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Selective Premium Income Fund (“Income Fund”) distributions or the redemption of Income Fund shares. Current performance of the Income Fund may be lower or higher than the performance quoted. For more information on the Income Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call (800) 985-3497.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all capital gains and dividend distributions. Total returns for periods less than one year are not annualized.

(b)

The Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) is an unmanaged index that assumes reinvestment of all distributions and exclude the effect of taxes and fees. The Index is widely recognized as an unmanaged index and is representative of a broader market and range of securities than is found in the Income Fund’s portfolio. The return of the Index is not reduced by any fees or operating expenses. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratio, which includes acquired fund fees and expenses of 0.01% for the Income Fund, is from the Income Fund’s prospectus dated March 4, 2019 (as amended June 21, 2019 and February 28, 2020). The Income Fund’s expense ratios (which did not include acquired fund fees and expenses) were 3.17% before reimbursement and 1.44% after reimbursement for the period ended June 30, 2020.

You should consider the Income Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Income Fund’s prospectus contains important information about the Income Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Income Fund’s prospectus or performance data current to the most recent month by calling (800) 985-3497.

The Income Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Fund Holdings (Unaudited)

Selective Opportunity Fund Holdings as of June 30, 2020(a)

(a)	As a percentage of net assets.

The investment objective of the Selective Opportunity Fund is maximizing long-term returns while protecting client principal.

Fund Holdings (Unaudited) (continued)

Selective Premium Income Fund Holdings as of June 30, 2020 (a)

(a)	As a percentage of net assets.

The investment objective of the Selective Premium Income Fund is generating income while protecting principal.

Availability of Portfolio Schedules (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Selective Opportunity Fund
Schedule of Investments (Unaudited)

June 30, 2020

	Shares	Fair Value
COMMON STOCKS — 63.51%

Communication Services — 18.26%
Alphabet, Inc., Class C(a)(b)	8,200	$11,591,602
Baidu, Inc. - ADR (China)(a)(b)	43,500	5,215,215
Facebook, Inc., Class A(a)(b)	27,200	6,176,304
		22,983,121
Consumer Discretionary — 7.75%
Alibaba Group Holding Ltd. - ADR (China)(a)(b)	45,200	9,749,640

Financials — 9.87%
Bank of the Ozarks, Inc.(b)	529,367	12,424,243

Information Technology — 27.63%
Blue Prism Group plc (United Kingdom)(a)	833,967	11,749,216
Cognizant Technology Solutions Corporation, Class A(b)	76,000	4,318,320
Optiva, Inc. (Canada)(a)	102,968	2,123,708
Splunk, Inc.(a)(b)	83,400	16,571,581
		34,762,825
Total Common Stocks (Cost $68,344,221)		79,919,829

MONEY MARKET FUNDS — 9.75%

BlackRock Liquidity Funds Treasury Trust Fund, Institutional Class, 0.06%(c)	6,995,259	6,995,259
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class, 0.04%(c)	5,276,754	5,276,754
Total Money Market Funds (Cost $12,272,013)		12,272,013

	Principal Amount
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 39.16%

United States Treasury Bill, 0.20%, 9/10/2020(b) (d)	$49,300,000	49,287,846
Total U.S. Government & Agency Obligations (Cost $49,280,554)		49,287,846

See accompanying notes which are an integral part of these financial statements.	5

Selective Opportunity Fund
Schedule of Investments (Unaudited) (continued)

June 30, 2020

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
PUT OPTIONS PURCHASED — 1.17%
S&P 500 Index	178	$55,185,162	$3,000.00	August 2020	$1,477,400
Total Put Options Purchased (Cost $5,461,743)					1,477,400

Total Investments — 113.59% (Cost $135,358,531)					142,957,088
Liabilities in Excess of Other Assets — (13.59)%					(17,107,357)
NET ASSETS — 100.00%					$125,849,731

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for unsettled security transactions, written put options and written call options.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2020.
(d)	Discount security. Rate shown is the effective yield at time of purchase.

ADR – American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

6	See accompanying notes which are an integral part of these financial statements.

Selective Opportunity Fund
Schedule of Open Written Option Contracts (Unaudited)

June 30, 2020

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
WRITTEN CALL OPTIONS — (4.26)%
Alibaba Group Holding Ltd.	(452)	$(9,749,640)	$240.00	January 2021	$(506,240)
Alphabet, Inc.	(82)	(11,591,602)	1,620.00	January 2021	(387,040)
Baidu, Inc.	(435)	(5,215,215)	120.00	January 2021	(592,470)
Cognizant Technology Solutions Corporation	(760)	(4,318,320)	60.00	January 2021	(349,600)
Facebook, Inc.	(272)	(6,176,304)	240.00	January 2021	(531,760)
Splunk, Inc.	(834)	(16,571,581)	180.00	January 2021	(2,998,230)
Total Written Call Options (Premiums Received $2,389,939)					(5,365,340)

WRITTEN PUT OPTIONS — (9.28)%
Bank of the Ozarks, Inc.	(1,474)	(3,459,478)	20.00	August 2020	(132,660)
Bank of the Ozarks, Inc.	(2,429)	(5,700,863)	25.00	August 2020	(740,845)
Nutanix, Inc.	(3,113)	(7,379,367)	35.00	January 2021	(4,046,900)
Nutanix, Inc.	(2,106)	(4,992,273)	17.50	January 2022	(932,958)
Nutanix, Inc.	(7,605)	(18,027,653)	25.00	January 2022	(5,817,825)
Total Written Put Options (Premiums Received $11,370,053)					(11,671,188)
Total Written Options (Premiums Received $13,759,992)					$(17,036,528)

See accompanying notes which are an integral part of these financial statements.	7

Selective Premium Income Fund
Schedule of Investments (Unaudited)

June 30, 2020

	Principal Amount	Fair Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 85.71%

United States Treasury Bill, 0.08%, 7/2/2020(a) (b)	$1,000	$1,000
United States Treasury Bill, 0.08%, 7/9/2020(a)	19,000	19,000
United States Treasury Bill, 0.11%, 10/8/2020(a) (b)	6,876,000	6,873,258
United States Treasury Bill, 0.10%, 10/15/2020(a)	504,000	503,781
United States Treasury Bill, 0.12%, 11/19/2020(a)	358,000	357,786
United States Treasury Bill, 0.15%, 12/3/2020(a)	517,000	516,677
United States Treasury Bill, 0.12%, 1/28/2021(a)	1,190,000	1,188,919
United States Treasury Bill, 0.13%, 2/25/2021(a)	689,000	688,314
United States Treasury Note, 1.13%, 2/28/2022(a)	722,000	733,507
Total U.S. Government & Agency Obligations (Cost $10,883,503)		10,882,242

	Shares
MONEY MARKET FUNDS — 16.51%

BlackRock Liquidity Funds Treasury Trust Fund, Institutional Class, 0.06%(c)	2,095,490	2,095,490
Total Money Market Funds (Cost $2,095,490)		2,095,490

Total Investments — 102.22% (Cost $12,978,993)		12,977,732
Liabilities in Excess of Other Assets — (2.22)%		(283,065)
NET ASSETS — 100.00%		$12,694,667

(a)	Discount security. Rate shown is the effective yield at time of purchase.
(b)	All or a portion of the security is held as collateral for unsettled security transactions and written put options.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2020.

8	See accompanying notes which are an integral part of these financial statements.

Selective Premium Income Fund
Schedule of Open Written Option Contracts (Unaudited)

June 30, 2020

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
WRITTEN PUT OPTIONS — (2.40)%
3M Company	(24)	$(374,376)	$100.00	September 2020	$(1,200)
Alibaba Group Holding Ltd.	(24)	(517,680)	150.00	September 2020	(2,184)
Alphabet, Inc.	(2)	(282,722)	1,200.00	November 2020	(7,760)
Baidu, Inc.	(48)	(575,472)	70.00	September 2020	(4,464)
Blackbaud, Inc.	(10)	(57,080)	40.00	December 2020	(1,875)
CarMax, Inc.	(68)	(608,940)	50.00	October 2020	(5,440)
Charles Schwab Corporation/The	(275)	(927,850)	23.00	December 2020	(26,125)
Cognizant Technology Solutions Corporation	(56)	(318,192)	40.00	August 2020	(6,440)
Facebook, Inc.	(32)	(726,624)	150.00	September 2020	(3,456)
Forward Air Corporation	(61)	(303,902)	40.00	September 2020	(16,928)
Gartner, Inc.	(52)	(630,916)	70.00	September 2020	(2,990)
Nutanix, Inc.	(100)	(237,050)	10.00	July 2020	(500)
Nutanix, Inc.	(550)	(1,303,775)	12.50	January 2022	(166,374)
Paychex, Inc.	(46)	(348,450)	50.00	December 2020	(7,245)
salesforce.com, Inc.	(22)	(412,126)	110.00	January 2021	(3,520)
Shutterstock, Inc.	(84)	(293,748)	30.00	November 2020	(16,170)
Upwork, Inc.	(551)	(795,644)	7.50	January 2021	(31,683)
Visa, Inc.	(19)	(367,023)	125.00	September 2020	(646)
Total Written Put Options (Premiums Received $336,658)					$(305,000)

See accompanying notes which are an integral part of these financial statements.	9

Selective Funds
Statements of Assets and Liabilities (Unaudited)

June 30, 2020

	Selective Opportunity Fund	Selective Premium Income Fund
Assets
Investments in securities at fair value (cost $135,358,531 and $12,978,993)	$142,957,088	$12,977,732
Cash held at broker for option contract transactions	7,032	564
Receivable for fund shares sold	5,246	4,975
Receivable for investments sold	92	—
Dividends receivable	532	2,830
Receivable from Adviser	—	10,859
Deferred offering cost	—	12,330
Prepaid expenses	13,542	3,501
Total Assets	142,983,532	13,012,791
Liabilities
Options written, at fair value (premiums received $13,759,992 and $336,658)	17,036,528	305,000
Payable to Adviser	51,291	—
Payable to Administrator	15,573	6,779
Payable for administrative services fees	10,746	—
Payable to trustees	900	426
Other accrued expenses	18,763	5,919
Total Liabilities	17,133,801	318,124
Net Assets	$125,849,731	$12,694,667
Net Assets consist of:
Paid-in capital	$120,946,358	$12,702,213
Accumulated earnings (deficits)	4,903,373	(7,546)
Net Assets	$125,849,731	$12,694,667
Net Assets: Foundation Class	$61,970,001
Shares outstanding (unlimited number of shares authorized, no par value)	5,297,856
Net asset value (“NAV”), offering and redemption price per share	$11.70
Net Assets: Service Class	$63,879,730
Shares outstanding (unlimited number of shares authorized, no par value)	5,463,545
Net asset value (“NAV”), offering and redemption price per share	$11.69
Net Assets:		$12,694,667
Shares outstanding (unlimited number of shares authorized, no par value)		1,270,508
Net asset value (“NAV”), offering and redemption price per share		$9.99

10	See accompanying notes which are an integral part of these financial statements.

Selective Funds
Statements of Operations (Unaudited)

For the six months ended June 30, 2020

	Selective Opportunity Fund	Selective Premium Income Fund(a)
Investment Income
Dividend income	$344,929	$1,301
Interest income	60,545	2,415
Total investment income	405,474	3,716
Expenses
Adviser	363,127	14,467
Interest	83,352	481
Administration	52,616	5,912
Fund accounting	28,640	6,783
Administrative services fees, Service Class	25,428	—
Transfer agent	14,918	3,715
Registration	11,230	447
Legal	9,717	5,328
Audit and tax preparation	9,148	6,109
Custodian	7,627	2,605
Trustee	7,187	3,626
Compliance services	6,395	2,957
Report printing	5,068	859
Administrative services fees	—	861
Offering	—	5,189
Organizational	—	26,883
Miscellaneous	15,846	5,500
Total expenses	640,299	91,722
Fees waived and expenses reimbursed by Adviser	—	(50,164)
Net operating expenses	640,299	41,558
Net investment loss	(234,825)	(37,842)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	487,510	(445)
Written options	657,850	344
Net increase from payments by Administrator for investment losses	5,588	—
Foreign currency translations	(52,762)	—
Change in unrealized appreciation (depreciation) on:
Investment securities	(7,183,505)	(1,261)
Written options	(581,715)	31,658
Net realized and change in unrealized gain (loss) on investments, written options and foreign currency	(6,667,034)	30,296
Net decrease in net assets resulting from operations	$(6,901,859)	$(7,546)

(a)	For the period March 31, 2020 (commencement of operations) to June 30, 2020.

See accompanying notes which are an integral part of these financial statements.	11

Selective Funds
Statements of Changes in Net Assets

	Selective Opportunity Fund		Selective Premium Income Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Period Ended June 30, 2020(a) (Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(234,825)	$(249,182)	$(37,842)
Net realized gain (loss) on investment securities, written options and foreign currency translations	1,098,186	5,424,714	(101)
Net change in unrealized appreciation (depreciation) of investment securities	(7,765,220)	18,139,578	30,397
Net increase (decrease) in net assets resulting from operations	(6,901,859)	23,315,110	(7,546)
Distributions to Shareholders from Earnings
Foundation Class	—	(3,467,085)	—
Service Class	—	(2,074,257)	—
Total distributions	—	(5,541,342)	—
Capital Transactions
Proceeds from shares sold	—	—	12,702,213
Total	—	—	12,702,213
Capital Transactions - Foundation Class
Proceeds from shares sold	2,729,599	5,401,889
Reinvestment of distributions	—	3,467,085
Amount paid for shares redeemed	(1,229,916)	(5,684,612)
Total – Foundation Class	1,499,683	3,184,362
Capital Transactions - Service Class
Proceeds from shares sold	26,353,386	14,335,142
Reinvestment of distributions	—	2,074,257
Amount paid for shares redeemed	(1,136,796)	(2,397,670)
Total – Service Class	25,216,590	14,011,729
Net increase in net assets resulting from capital transactions	26,716,273	17,196,091	12,702,213
Total Increase in Net Assets	19,814,414	34,969,859	12,694,667
Net Assets
Beginning of period	106,035,317	71,065,458	—
End of period	$125,849,731	$106,035,317	$12,694,667

12	See accompanying notes which are an integral part of these financial statements.

Selective Funds
Statements of Changes in Net Assets (continued)

	Selective Opportunity Fund		Selective Premium Income Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Period Ended June 30, 2020(a) (Unaudited)
Share Transactions
Shares sold	—	—	1,270,508
Total	—	—	1,270,508
Share Transactions - Foundation Class
Shares sold	237,547	445,779
Shares issued in reinvestment of distributions	—	276,924
Shares redeemed	(98,088)	(468,146)
Total – Foundation Class	139,459	254,557
Share Transactions - Service Class
Shares sold	2,445,089	1,192,382
Shares issued in reinvestment of distributions	—	165,675
Shares redeemed	(105,546)	(193,160)
Total – Service Class	2,339,543	1,164,897
Net increase in shares outstanding	2,479,002	1,419,454	1,270,508

(a)	For the period March 31, 2020 (commencement of operations) to June 30, 2020.

See accompanying notes which are an integral part of these financial statements.	13

Selective Opportunity Fund - Foundation Class
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017(a)
Selected Per Share Data
Net asset value, beginning of period	$12.80		$10.35	$11.47	$10.00
Investment operations:
Net investment loss	(0.02)		(0.03)	(0.01)	(0.13)
Net realized and unrealized gain (loss)	(1.08)		3.19	0.91	1.60
Total from investment operations	(1.10)		3.16	0.90	1.47

Less distributions to shareholders from:
Net realized gains	—		(0.71)	(2.02)	—
Total distributions	—		(0.71)	(2.02)	—

Net asset value, end of period	$11.70		$12.80	$10.35	$11.47

Total Return(b)	(8.59	)%(c)	30.70%	8.74%	14.70	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$61,970		$66,042	$50,768	$39,733
Ratio of net expenses to average net assets	1.12	%(d)	1.17%	1.25%	1.92	%(d)
Ratio of net investment loss to average net assets	(0.36	)%(d)	(0.23)%	(0.09)%	(1.39	)%(d)
Portfolio turnover rate	51	%(c)	37%	82%	1	%(c)

(a)	For the period January 31, 2017 (commencement of operations) to December 31, 2017.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

14	See accompanying notes which are an integral part of these financial statements.

Selective Opportunity Fund - Service Class
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Period Ended December 31, 2018(a)
Selected Per Share Data
Net asset value, beginning of period	$12.80		$10.36	$12.92
Investment operations:
Net investment loss	(0.02)		(0.03)	—	(b)
Net realized and unrealized gain (loss)	(1.09)		3.18	(0.54	)(c)
Total from investment operations	(1.11)		3.15	(0.54)

Less distributions to shareholders from:
Net realized gains	—		(0.71)	(2.02)
Total distributions	—		(0.71)	(2.02)

Net asset value, end of period	$11.69		$12.80	$10.36

Total Return(d)	(8.67	)%(e)	30.58%	(3.39	)%(e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$63,880		$39,994	$20,298
Ratio of net expenses to average net assets	1.20	%(f)	1.27%	1.32	%(f)
Ratio of net investment income (loss) to average net assets	(0.51	)%(f)	(0.34)%	0.05	%(f)
Portfolio turnover rate	51	%(e)	37%	82	%(e)

(a)	For the period March 16, 2018 (commencement of operations) to December 31, 2018.
(b)	Rounds to less than $0.005 per share.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.	15

Selective Premium Income Fund
Financial Highlights

(For a share outstanding during the period)

	For the Period Ended June 30, 2020(a) (Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$10.00
Investment operations:
Net investment loss	(0.03)
Net realized and unrealized gain	0.02
Total from investment operations	(0.01)

Net asset value, end of period	$9.99

Total Return(b)	(0.10	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$12,695
Ratio of net expenses to average net assets	1.44	%(d)(e)
Ratio of expenses to average net assets before expense waiver and reimbursement	3.17	%(d)
Ratio of net investment loss to average net assets	(1.31	)%(d)
Portfolio turnover rate	23	%(c)

(a)	For the period March 31, 2020 (commencement of operations) to June 30, 2020.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluding administrative service fees and interest expense, the ratio of net expenses to average net assets was 1.39%.

16	See accompanying notes which are an integral part of these financial statements.

Selective Funds
Notes to the Financial Statements (Unaudited)

June 30, 2020

NOTE 1. ORGANIZATION

The Selective Opportunity Fund (the “Opportunity Fund”) and the Selective Premium Income Fund (the “Income Fund”) (each a “Fund” and, collectively the “Funds”) were organized as non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016 and February 19, 2019, respectively. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are one of a series of funds currently authorized by the Board. The Opportunity Fund commenced operations on January 31, 2017. The Income Fund commenced operations on March 31, 2020. The investment adviser to the Funds is Selective Wealth Management, Inc. (the “Adviser”). The investment objective of the Opportunity Fund is maximizing long-term returns while protecting client principal. The investment objective of the Income Fund is generating income while protecting client principal.

The Opportunity Fund currently offers two classes of shares, Foundation Class and Service Class. The Foundation Class commencement of operations was on January 31, 2017 and the Service Class commencement of operations was on March 16, 2018. The Income Fund currently offers one class of shares that commenced operations on March 31, 2020. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Funds and is entitled to such dividends and distributions out of income belonging to the applicable class of the Funds as are declared by the Board. Expenses attributable to any class are borne by that class. On matters that affect the Funds as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Funds may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the

Selective Funds
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2020

requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended June 30, 2020, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities are amortized or accreted using the effective interest method. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Selective Funds
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2020

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. NON-DIVERSIFICATION RISK

Each Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, each Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in a Fund’s portfolio may have a significant negative impact on that Fund’s performance.

NOTE 4. DERIVATIVE TRANSACTIONS

The Funds may engage in options transactions, which are sometimes referred to as derivative transactions. The Opportunity Fund uses derivative instruments for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure or interest rate exposure. The Income Fund uses derivative instruments for any purpose consistent with its investment objective, such as transactions to generate income. The Funds also may use derivative instruments to obtain market exposure (that is, for speculative purposes rather than hedging). The Adviser may establish a position in the derivatives market as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than traditional securities would. As of June 30, 2020, the amount of restricted cash or cash equivalents held at the broker as collateral for derivatives was $7,032 and $564, in the Opportunity Fund and Income Fund, respectively.

Purchased/Written Option Contracts – The Funds may write or purchase option contracts to adjust risk and return of its overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Investing in purchased and written options contracts exposes the Funds to equity price risk.

Selective Funds
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2020

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2020 and the effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2020.

As of June 30, 2020:

	Statements of Assets and Liabilities		Statements of Operations
Fund/ Financial Instrument Type	Location of Asset/Liability Derivatives	Fair Value	Location of Gain (Loss) on Derivatives Recognized	Amount of Realized Gain (Loss)	Amount of Unrealized Gain (Loss)
Opportunity Fund
Equity Contracts			Net realized gain (loss) on:
	Investments in securities at value (purchased options)	$ 1,477,400	Written options	$ 657,850
			Purchased options	(5,020,211)

Equity Contracts	Written options, at value	(17,036,528)	Change in unrealized appreciation (depreciation) on:
			Written options		$ (581,715)
			Purchased options		(3,984,343)

Income Fund
Equity Contracts	Written options, at value	(305,000)	Net realized gain (loss) on: (a)
			Written options	344
			Purchased options	—

			Change in unrealized appreciation (depreciation) on: (a)
			Written options		31,658
			Purchased options		—

(a)	For the period March 31, 2020 (commencement of operations) to June 30, 2020.

The following summarizes the average ending monthly fair value of derivatives outstanding during the six months ended June 30, 2020:

Fund	Derivative	Average Market Value
Opportunity Fund	Written options	$(13,362,767)
	Purchased options	2,050,564

Income Fund(a)	Written options	(185,520)
	Purchased options	—

(a)	For the period March 31, 2020 (commencement of operations) to June 30, 2020.

Selective Funds
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2020

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2020:

				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amount Offset in Statements of Assets and Liabilities	Net Amount of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Opportunity Fund
Options Written	$(17,036,528)	$—	$(17,036,528)	$17,036,528	$—	$—

Income Fund
Options Written	(305,000)	—	(305,000)	305,000	—	—

NOTE 5. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Selective Funds
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2020

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities, including U.S. government and agency obligations, are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser determines that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price or at the mean of the last bid and ask prices, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Selective Funds
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2020

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

	Opportunity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$79,919,829	$—	$—	$79,919,829
Money Market Funds	12,272,013	—	—	12,272,013
U.S. Government & Agency Obligations	—	49,287,846	—	49,287,846
Put Options Purchased	1,477,400	—	—	1,477,400
Total	$93,669,242	$49,287,846	$—	$142,957,088

	Income Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$10,882,242	$—	$10,882,242
Money Market Funds	2,095,490	—	—	2,095,490
Total	$2,095,490	$10,882,242	$—	$12,977,732

	Other Financial Instruments at Value
Fund / Liabilities	Level 1	Level 2	Level 3	Total
Opportunity Fund
Written Call/Put Options	$(3,432,728)	$(13,603,800)	$—	$(17,036,528)
Income Fund
Written Put Options	$(35,285)	$(269,715)	$—	$(305,000)

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Selective Funds
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2020

NOTE 6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund, manages the Funds’ investments. In accordance with the advisory agreement for each Fund, the Adviser is entitled to an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Opportunity Fund and Income Fund, respectively. Prior to April 30, 2020, the Adviser was entitled to an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Opportunity Fund. For the six months ended June 30, 2020, the Adviser earned a fee of $363,127 from the Opportunity Fund. For the period March 31, 2020 (commencement of operations) to June 30, 2020 (the “Period”), the Adviser earned a fee, before the waiver described below, of $14,467 from the Income Fund. At June 30, 2020, the Opportunity Fund owed the Adviser $51,291 for advisory services. At June 30, 2020, the Adviser owed the Income Fund $10,859.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Income Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Income Fund’s business) do not exceed 1.39% of the Income Fund’s average daily net assets through April 30, 2021. This expense cap may not be terminated prior to this date except by the Board. For the Period, the Adviser waived fees and reimbursed expenses in the amount of $50,164.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Income Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of June 30, 2020, the Adviser may seek repayment of investment advisory fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Income Fund no later than the dates stated below:

Recoverable through	Amount
June 30, 2023	$50,164

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Funds with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended June 30, 2020 in the Opportunity Fund, the Administrator earned fees of $52,616 for administration services, $28,640 for fund accounting services, $14,918

Selective Funds
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2020

for transfer agent services, and $6,395 for compliance services. For the Period in the Income Fund, the Administrator earned fees of $5,912 for administration services, $6,783 for fund accounting services, $3,715 for transfer agent services, and $2,957 for compliance services. At June 30, 2020, the Opportunity Fund and Income Fund owed the Administrator $15,573 and $6,779, respectively, for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. All of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Trustee of the Trust receives annual compensation of $2,290 per fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,740 per fund from the Trust. Prior to January 1, 2020, these fees were $2,070 and $2,520 for non-chairmen and chairmen, respectively. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Funds’ shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

The Funds have each adopted an Administrative Services Plan pursuant to which the Funds may pay an annual fee of up to 0.20% of the Opportunity Fund’s Service Class and the Income Fund’s average daily net assets to compensate financial intermediaries who provide administrative services to the shareholders of the respective Class or Fund. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets or other platforms offered by broker dealers, 401(k) plans and/or trust companies that provide administrative and shareholder account services to the shareholders. For the six months ended June 30, 2020, the Opportunity Fund’s Service Class incurred fees of $25,428 pursuant to the Administrative Services Plan. For the Period, the Income Fund incurred fees of $861 pursuant to the Administrative Services Plan.

Selective Funds
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2020

NOTE 7. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2020, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Opportunity Fund	Income Fund(a)
Purchases
U.S. Government Obligations	$21,207,869	$734,522
Other	23,152,016	—
Sales
U.S. Government Obligations	21,249,531	—
Other	37,828,240	136,688

(a)	For the period March 31, 2020 (commencement of operations) to June 30, 2020.

NOTE 8. FEDERAL TAX INFORMATION

At June 30, 2020, the net unrealized appreciation (depreciation) and tax cost of investments, including written options, for tax purposes were as follows:

	Opportunity Fund	Income Fund
Gross unrealized appreciation	$17,943,595	$81,357
Gross unrealized depreciation	(13,776,966)	(50,960)
Net unrealized appreciation/(depreciation) on investments	$4,166,629	$30,397
Tax cost of investments and written options	$121,753,931	$12,642,335

At June 30, 2020, the difference between book basis and tax basis unrealized appreciation (depreciation) for the Opportunity Fund is attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid for the fiscal year ended December 31, 2019, the Opportunity Fund’s most recent fiscal year end, were as follows:

Opportunity Fund
Distributions paid from:
Ordinary income	$2,157,218
Long-term capital gain	3,384,124
Total distributions paid	$5,541,342

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

Selective Funds
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2020

At December 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Opportunity Fund
Unrealized appreciation (depreciation) on investments	$11,931,849
Accumulated capital and other losses	(126,617)
Total accumulated earnings (deficit)	$11,805,232

During the fiscal year ended December 31, 2019, the Opportunity Fund deferred qualified later year ordinary losses of $1,238.

NOTE 9. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2020, the Opportunity Fund had 27.63% of the value of its net assets invested in stocks within the Information Technology sector.

NOTE 10. CORONAVIRUS (COVID-19) PANDEMIC

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

NOTE 11. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 12. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Funds Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Summary of Funds Expenses (Unaudited) (continued)

		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period(a)	Annualized Expense Ratio
Selective Opportunity Fund
Foundation Class	Actual	$ 1,000.00	$ 914.10	$ 5.33	1.12%
	Hypothetical(b)	$ 1,000.00	$ 1,019.29	$ 5.62	1.12%
Service Class	Actual	$ 1,000.00	$ 913.30	$ 5.71	1.20%
	Hypothetical(b)	$ 1,000.00	$ 1,018.90	$ 6.02	1.20%

Selective Premium Income Fund
	Actual	$ 1,000.00	$ 999.00	$ 3.58(c)	1.44%
	Hypothetical(b)	$ 1,000.00	$ 1,017.70	$ 7.22	1.44%

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period)
(b)	Hypothetical assumes 5% annual return before expenses.
(c)

Expenses are equal to the Selective Premium Income Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 91/366 (to reflect the period since commencement of operations on March 31, 2020).

Management Agreement Approval (Unaudited)

The Selective Premium Income Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, considered the approval of the Fund’s management agreement with its investment adviser, Selective Wealth Management, Inc. (“Selective”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreement.

The Trustees held a teleconference on February 14, 2019 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Selective. At the Trustees’ quarterly meeting held in February 2019, the Board interviewed certain executives of Selective, including its Founder and Chief Investment Officer, its CCO and Chief Operating Officer, and its Chief Executive Officer. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Selective (the “Independent Trustees”), approved the management agreement between the Trust and Selective for an initial period of two years. The Trustees’ approval of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)    The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Selective proposes to provide to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Selective’s portfolio manager who is responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Selective who propose to provide services to the Fund. The Trustees further considered the services that Selective provides to another series of the Trust, and the Trustees’ and Trust Management’s experience with the personnel that provide those services. The Trustees concluded that Selective has adequate resources to provide satisfactory investment management services to the Fund.

(ii)    Fund Performance. The Trustees next noted that Selective had no prior experience with this strategy, but that the adviser had shown excellent ability with respect to the Selective Opportunity Fund. The Trustees further noted that the adviser would be using many of the same techniques that is uses for the Selective Opportunity Fund in selecting companies and investments. It was the consensus of the Trustees that it was reasonable to conclude that Selective has the ability to manage the Selective Premium Income Fund successfully.

(iii)    Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for similarly-sized funds in the Morningstar Option Writing category, which indicated that the Fund’s proposed management fee is lower than the median and average for that group of funds. The Trustees noted that Selective intends to enter into an operating expense limitation agreement to cap the Fund’s expenses at 1.39%. The Trustees also considered a profitability analysis prepared by Selective for its management of the Fund, which indicated that, both before and after the deduction of marketing expenses, Selective expects to earn a profit as a result of managing the Fund in the first two years of

Management Agreement Approval (Unaudited) (continued)

operation. The Trustees determined that the anticipated profit was not excessive, based in part on their review of comparative profitability information from a Management Practice Inc. survey on the profitability of publicly-held investment advisers to mutual funds.

The Trustees also considered other potential benefits that Selective may receive in connection with its management of the Fund and noted Selective’s representation that it does not enter into soft-dollar transactions on behalf of the Fund. After considering the above information, the Trustees concluded that the proposed advisory fee for the Fund represents reasonable compensation in light of the anticipated nature and quality of Selective’s services to the Fund, the costs expected to be incurred by Selective in providing services to the Fund, the fees paid by competitive mutual funds, and the anticipated profitability of Selective’s services to the Fund.

(iv)    Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Selective will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the anticipated size of the proposed Fund and Selective’s anticipated level of profitability in managing the Fund in the first two years of operations, it does not appear that Selective will realize benefits from economies of scale in managing the Fund to such an extent that the management fee for the Fund should be reduced or that breakpoints in the advisory fee should be implemented at this time.

Privacy Policy (Unaudited)

Rev. November 2017

FACTS	WHAT DO SELECTIVE FUNDS (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (434) 515-1517 for the Selective Opportunity Fund or (800) 985-3497 for the Selective Premium Income Fund

Who we are
Who is providing this notice?	Selective Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Funds collect my personal information?

We collect your personal information, for example, when you

■ open an account or deposit money

■ buy securities from us or sell securities to us

■ make deposits or withdrawals from your account

■ give us your account information

■ make a wire transfer

■ tell us who receives the money

■ tell us where to send the money

■ show your government-issued ID

■ show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes — information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Selective Wealth Management, Inc., the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Funds do not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Funds don’t jointly market.

Proxy Voting

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, is available (1) without charge upon request by calling (434) 515-1517 for the Selective Opportunity Fund or (800) 985-3497 for the Selective Premium Income Fund and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,
Treasurer and Chief Financial Officer

Lynn E. Wood,
Chief Compliance Officer

INVESTMENT ADVISER

Selective Wealth Management, Inc.

828 Main Street, Suite 1101

Lynchburg, VA 24504

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

MUFG Union Bank, N.A.

350 California Street, Suite 2018

San Francisco, CA 94104

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

 Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By
/s/ David R. Carson
David R. Carson, President

Date	8/27/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ David R. Carson
David R. Carson, President

Date	8/27/2020

By
/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/27/2020